STATEMENTS OF CHANGES IN EQUITY (POINTER DO BRASIL S.A. [Member], USD $) In Thousands	POINTER DO BRASIL S.A. [Member] USD ($)	Share capital [Member] POINTER DO BRASIL S.A. [Member] USD ($)	Accumulated other comprehensive income [Member] POINTER DO BRASIL S.A. [Member] USD ($)	Accumulated deficit [Member] POINTER DO BRASIL S.A. [Member] USD ($)
Balance at Dec. 31, 2009	$ 51	$ 1,378	$ (110)	$ (1,217)
Issuance of shares	2,952	2,952
Foreign currency translation adjustments	(40)		(40)
Net loss	(1,995)			(1,995)
Balance at Dec. 31, 2010	968	4,330	(150)	(3,212)
Issuance of shares	2,937	2,937
Foreign currency translation adjustments	517		517
Net loss	(3,145)			(3,145)
Balance at Dec. 31, 2011	$ 1,277	$ 7,267	$ 367	$ (6,357)